May 31, 2016

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:            The Boston Trust & Walden Funds, File Nos. 33-44964 and 811-06526

Ladies and Gentlemen:

On behalf of The Boston Trust & Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 155 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 to change certain fundamental investment restrictions of the Trust, add disclosure regarding a new Trustee, and to provide other updating information.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP